Financial Instruments - Schedule of Details of Amounts Receivable and Allowances for Doubtful Accounts (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Allowances For Doubtful Accounts [Abstract]
Amounts receivable, gross	$ 3,280	$ 2,539
Allowance for doubtful accounts	(33)	(36)
Amounts receivable, net	$ 3,247	$ 2,503